Geographic information - Sales per Geographic Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of geographical areas [line items]
Total revenues	$ 1,227,046	$ 1,076,826
United States
Disclosure of geographical areas [line items]
Total revenues	789,334	693,659
Canada
Disclosure of geographical areas [line items]
Total revenues	88,978	90,365
Australia
Disclosure of geographical areas [line items]
Total revenues	90,922	80,831
United Kingdom
Disclosure of geographical areas [line items]
Total revenues	60,636	59,567
Other
Disclosure of geographical areas [line items]
Total revenues	$ 197,176	$ 152,404